13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Intangible Assets and Goodwill from Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Intangible Assets and Goodwill from Acquisitions
	2020	2019
As of beginning of year	$-	$-
Acquisition of PV	281,172	-
Acquisition on MAG	6,083,036	-
Translation adjustment	(158,140)	-
As of year end	$6,206,068	$-